Document and Entity Information	Nov. 12, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2025
Entity File Number	001-38467
Entity Registrant Name	Dayforce, Inc.
Entity Central Index Key	0001725057
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-3231686
Entity Address, Address Line One	3311 East Old Shakopee Road
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55425
City Area Code	952
Local Phone Number	853-8100
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	DAY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false